Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities	$ 8,828	$ 18,850
Withholding tax liability		14
Total accounts payable and accrual liabilities	8,828	18,864
Due to related parties	$ 78	$ 389